Note 6 - Warrants Outstanding (Details) (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Warrant Issued for Financing and Stock Subscriptions [Member] | Major Stockholder and Chairman [Member]
Warrants Outstanding (in shares)	300,000	300,000
Warrant Issued for Financing and Stock Subscriptions [Member]
Warrants Outstanding (in shares)	2,100,000	2,100,000
Warrants Outstanding (in shares)	3,403,367	3,153,367